Intangibles and other assets (Narrative) (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about intangible assets [abstract]
Intangibles and other assets	$ 44.3	$ 52.5
Other assets	38.8	48.5
Intangible assets other than goodwill	$ 5.5	$ 4.0